Equity - Share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,561,000	$ 2,902,000
Share-based compensation	3,561,000	3,282,000
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,926,000	1,676,000
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	281,000	307,000
Share-based compensation		380,000
Share-based compensation	0	436,000
DSU Expense Adjustment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	0	(45,000)
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,354,000	964,000
Share-based compensation	$ 1,034,000	$ 464,000